Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred tax assets, unrecognized	$ 14.4	$ 29.8
Deferred tax assets, previously unrecognized due to uncertainty surrounding commodity prices	$ 115.8
Accumulated non-capital losses		$ 591.0